TRANSACTIONS WITH RELATED PARTIES (Transactions with TAT Industries) (Details) (TAT Technologies Ltd [Member], TAT Industries [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Management fees	$ 50	[1]	$ 50	[1]	$ 50	[1]
Lease expenses	416	[2]	408	[2]	371	[2]
Buildings [Member]
Related Party Transaction [Line Items]
Lease expenses					$ 400
Area of property leased	344,000
Lenth of lease contract	24 years 11 months
Annual incremental increase in lease payment	2.00%				2.00%
Manufacturing, Office and Storage Space [Member]
Related Party Transaction [Line Items]
Area of property leased	90,000

[1]	According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses.
[2]	During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year. In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.